Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Seven Stars Cloud Group, Inc.
Entity Central Index Key	0000837852
Trading Symbol	ssc
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Amendment Flag	false